Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
REVENUES:
New vehicle retail sales	$ 5,741,619	$ 5,224,921	$ 4,291,098
Used vehicle retail sales	2,324,868	2,039,428	1,756,918
Used vehicle wholesale sales	379,143	332,185	288,139
Parts and service sales	1,125,694	1,010,685	880,070
Finance, insurance and other, net	366,565	311,362	259,875
Total revenues	9,937,889	8,918,581	7,476,100
COST OF SALES:
New vehicle retail sales	5,430,402	4,935,046	4,043,659
Used vehicle retail sales	2,151,346	1,878,549	1,610,912
Used vehicle wholesale sales	376,824	332,380	285,695
Parts and service sales	531,379	480,060	418,582
Total cost of sales	8,489,951	7,626,035	6,358,848
Gross profit	1,447,938	1,292,546	1,117,252
Selling, general and administrative expense	1,061,964	976,856	848,446
Depreciation and amortization expense	42,344	35,826	31,534
ASSET IMPAIRMENTS	41,520	6,542	7,276
Operating Income (Loss)	302,110	273,322	229,996
OTHER INCOME (EXPENSE):
Floorplan interest expense	(41,614)	(41,667)	(31,796)
Other interest expense, net	(49,693)	(38,971)	(37,465)
Other Expenses	0	(789)	0
Gains (Losses) on Extinguishment of Debt	(46,403)	0	0
Income (loss) before income taxes	164,400	191,895	160,735
Provision for income taxes	71,396	77,903	60,526
Net income (loss)	$ 93,004	$ 113,992	$ 100,209
BASIC EARNINGS PER SHARE	$ 3.82	$ 4.72	$ 4.39
Weighted average common shares outstanding	23,380	23,096	21,620
DILUTED EARNINGS PER SHARE	$ 3.60	$ 4.32	$ 4.19
Weighted average common shares outstanding	24,885	25,314	22,688
CASH DIVIDENDS PER COMMON SHARE	$ 0.70	$ 0.65	$ 0.59